Restatement - Statement of consolidated financial operation (Details) - EUR (€)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
ASSETS
Total non-current assets	€ 3,200,000	€ 2,967,000
Total current assets	24,010,000	14,705,000
TOTAL ASSETS	27,210,000	17,672,000
Shareholders' equity
Share capital	20,151,419.40	4,793,000
Premiums related to the share capital	22,538,000	45,478,000
Treasury shares	(42,000)	(17,000)
Foreign currency translation adjustment	(72,000)	(82,000)
Accumulated deficit - attributable to shareholders of Biophytis	(14,759,000)	(39,479,000)
Net income (loss) - attributable to shareholders of Biophytis	(25,517,000)	(18,946,000)
Shareholders' equity - attributable to shareholders of Biophytis	2,299,000	(8,253,000)
Non-controlling interests	(31,000)	(31,000)
Total shareholders' equity	2,268,000	(8,284,000)	€ 7,006,000	€ 21,188,000
Total non-current liabilities	2,021,000	5,540,000
Current financial liabilities	13,219,000	11,057,000
Provisions	2,000
Trade payables	7,985,000	7,866,000
Tax and social liabilities	1,446,000	1,263,000
Other creditors and miscellaneous liabilities	269,000	230,000
Total current liabilities	22,921,000	20,416,000
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	27,210,000	17,672,000
As filed
ASSETS
Total non-current assets	3,200,000	2,967,000
Total current assets	24,010,000	14,705,000
TOTAL ASSETS	27,210,000	17,672,000
Shareholders' equity
Share capital	20,151,000	4,793,000
Premiums related to the share capital	17,821,000	45,237,000
Treasury shares	(42,000)	(17,000)
Foreign currency translation adjustment	(72,000)	(82,000)
Accumulated deficit - attributable to shareholders of Biophytis	(13,941,000)	(39,638,000)
Net income (loss) - attributable to shareholders of Biophytis	(17,054,000)	(17,788,000)
Shareholders' equity - attributable to shareholders of Biophytis	6,863,000	(7,495,000)	7,037,000
Non-controlling interests	(31,000)	(31,000)
Total shareholders' equity	6,832,000	(7,526,000)
Total non-current liabilities	2,021,000	5,540,000
Current financial liabilities	7,262,000	9,846,000
Provisions	1,396,000
Trade payables	7,985,000	7,866,000
Tax and social liabilities	1,446,000	1,263,000
Derivative liabilities		451,000
Other creditors and miscellaneous liabilities	268,000	232,000
Total current liabilities	18,357,000	19,658,000
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	27,210,000	17,672,000
Restatments
Shareholders' equity
Premiums related to the share capital	4,717,000	241,000
Accumulated deficit - attributable to shareholders of Biophytis	(818,000)	157,000
Net income (loss) - attributable to shareholders of Biophytis	(8,463,000)	(1,158,000)
Shareholders' equity - attributable to shareholders of Biophytis	(4,564,000)	(758,000)
Total shareholders' equity	(4,564,000)	(760,000)
Current financial liabilities	5,958,000	1,211,000
Provisions	(1,394,000)
Derivative liabilities		(451,000)
Total current liabilities	4,564,000	760,000
As restated
ASSETS
Total non-current assets	3,200,000	2,967,000
Total current assets	24,010,000	14,705,000
TOTAL ASSETS	27,210,000	17,672,000
Shareholders' equity
Share capital	20,151,000	4,793,000
Premiums related to the share capital	22,538,000	45,478,000
Treasury shares	(42,000)	(17,000)
Foreign currency translation adjustment	(72,000)	(82,000)
Accumulated deficit - attributable to shareholders of Biophytis	(14,759,000)	(39,479,000)
Net income (loss) - attributable to shareholders of Biophytis	(25,517,000)	(18,946,000)
Shareholders' equity - attributable to shareholders of Biophytis	2,299,000	(8,253,000)	€ 7,037,000
Non-controlling interests	(31,000)	(31,000)
Total shareholders' equity	2,268,000	(8,284,000)
Total non-current liabilities	2,021,000	5,540,000
Current financial liabilities	13,219,000	11,057,000
Provisions	2,000
Trade payables	7,985,000	7,866,000
Tax and social liabilities	1,446,000	1,263,000
Other creditors and miscellaneous liabilities	269,000	230,000
Total current liabilities	22,921,000	20,416,000
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	€ 27,210,000	€ 17,672,000